Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Commitments and Contingencies
15.	COMMITMENTS AND CONTINGENCIES

Purchase Commitments — The Company enters into purchase orders with vendors and other parties in the ordinary course of business. The Company has a limited number of long-term purchase contracts with vendors that require it to buy a predetermined volume of goods.

Indemnification by Ahold for Certain Matters — In connection with the Acquisition, Ahold committed to indemnify and hold harmless the Company from and against damages (which includes losses, liabilities, obligations, and claims of any kind) and litigation costs (including attorneys’ fees and expenses) suffered, incurred or paid after the Closing Date relating to certain matters. The Company was responsible for the first $40 million of damages and litigation expenses incurred after the closing of the Acquisition related to such matters and Ahold’s indemnification obligations apply to any such damages and litigation expenses as may be incurred after the Closing Date in excess of $40 million. As of the end of its 2009 fiscal year, the Company had incurred $40 million in costs related to these matters; therefore, any future litigation expenses related to the aforementioned matters are subject to the rights of indemnification from Ahold. As of March 30, 2013, no material amounts are due to the Company from Ahold under the indemnification agreement.

Legal Proceedings — The Company is involved in a number of legal proceedings arising from the conduct of its business. The legal proceedings discussed below, whether pending, threatened or unasserted, if decided adversely to or settled by the Company, may result in liabilities material to the Company’s financial condition or results of operations. The Company has recognized provisions with respect to its proceedings, where appropriate, which are reflected in the Company’s consolidated balance sheets. The Company’s policy is to expense attorney fees as incurred.

California 2010 Labor Code Claim — In April 2010, a putative class action complaint was filed against the Company in California alleging the Company failed to meet its obligations under the California Labor Code related to the provision of meals and breaks for certain drivers. The case has been removed to federal court. In December 2011, the parties reached a tentative settlement of all claims, subject to court approval, and the Company recorded a liability of $3 million to reflect the settlement. In September 2012, the court entered final approval of the settlement which the Company paid into the court’s escrow account in October 2012. The Third Party Administrator is currently finalizing payment to the identified class members in accordance with the court approved settlement.

Eagan Multiemployer Pension Withdrawal Liability — In 2008, the Company completed the closure of its Eagan, Minnesota and Fairfield, Ohio divisions and recorded a liability of approximately $40 million for the related multiemployer pension withdrawal liability. In 2010, the Company received formal notice and demand for payment of a $40 million withdrawal liability, which is payable in monthly installments through November 2023. During the third quarter 2011, the Company was assessed an additional $17 million multiemployer pension withdrawal liability for the Eagan facility. The parties have agreed to arbitrate this matter and discovery commenced during the third quarter of 2012. The Company believes it has meritorious defenses against the assessment for the additional pension withdrawal liability and intends to vigorously defend itself against the claim. The Company does not believe, at this time, that a loss from such obligation is probable and, accordingly, no liability has been recorded. However, it is reasonably possible the Company may ultimately be required to pay an amount up to $17 million.

Pricing Litigation — In October 2006, two customers filed a putative class action against the Company and Ahold. In December 2006, an amended complaint was filed naming a third plaintiff. The complaint focuses on certain pricing practices of the Company in contracts with some of its customers. In February 2007, the Company filed a motion to dismiss the complaint. In August 2007, two additional customers of the Company filed putative class action complaints. These two additional lawsuits are based upon the pricing practices at issue in the case described in the first two sentences of this paragraph. In November 2007, the Judicial Panel on Multidistrict Litigation ordered the transfer of the two subsequently filed lawsuits to the jurisdiction in which the first lawsuit was filed, the U.S. District Court for the District of Connecticut, for consolidated or coordinated proceedings. In June 2008, the Plaintiffs filed their consolidated and amended class action complaint; the Company moved to dismiss this complaint. In August 2009, the Plaintiffs filed a motion for class certification. In December 2009, the court issued a ruling on the Company’s motion to dismiss, dismissing Ahold from the case and also dismissing certain of the plaintiffs’ claims. On November 30, 2011, the court issued its ruling granting the plaintiffs’ motion to certify the class. On April 4, 2012, the U.S. Court of Appeals for the Second Circuit granted the Company’s request to appeal the district court’s decision which granted class certification. Oral argument will be held on May 29, 2013 before the appeals court. In the meantime, the case continues through the discovery stage. The Company believes it has meritorious defenses to the remaining claims and continues to vigorously defend against the lawsuit. The Company does not believe at this time that an unfavorable outcome from this matter is probable and, accordingly, no such liability has been recorded. Due to the inherent uncertainty of legal proceedings, it is reasonably possible the Company could suffer a loss as a result of this matter. An estimate of a possible loss or range of loss from this matter cannot be made. However, any potential liability is subject to the Company’s rights of indemnification from Ahold to the extent and as described above.

Other—In addition to the legal proceedings described above, the Company and its subsidiaries are parties to a number of other legal proceedings arising out of their business operations. Such other legal proceedings, however, are subject to inherent uncertainties and the outcome of individual matters is not predictable. It is possible that the Company could be required to make expenditures, in excess of established provisions, in amounts that cannot reasonably be estimated. However, the Company believes that the ultimate resolution of these other proceedings will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

20.	COMMITMENTS AND CONTINGENCIES

Purchase Commitments — The Company enters into purchase orders with vendors and other parties in the ordinary course of business. Additionally, the Company has a limited number of purchase contracts with certain vendors that require the Company to buy a predetermined volume of goods which are not recorded in its consolidated balance sheets. As of December 29, 2012, the Company’s purchase orders and purchase commitments, to be delivered in 2013 were $801 million. The Company has no material purchase commitments subsequent to 2013. Purchase commitments for 2013 include the following (in thousands):

Inventory ordered — not received	$595,522
Vendor purchase contracts	83,399
Diesel fuel forward purchases	121,733

Total purchase commitments	$800,654

Indemnification by Ahold for Certain Matters — In connection with the Acquisition, Ahold committed to indemnify and hold harmless the Company from and against damages (which includes losses, liabilities, obligations, and claims of any kind) and litigation costs (including attorneys’ fees and expenses) suffered, incurred or paid after the Closing Date relating to certain matters. The Company was responsible for the first $40 million of damages and litigation expenses incurred after the closing of the Acquisition and Ahold’s indemnification obligations apply to any such damages and litigation expenses as may be incurred after the Closing Date in excess of $40 million. As of the end of its 2009 fiscal year, the Company had incurred $40 million in costs related to these matters; therefore, any future litigation expenses related to the aforementioned matters are subject to the rights of indemnification from Ahold. As of December 29, 2012, no material amounts are due to the Company from Ahold under the indemnification agreement.

Legal Proceedings — The Company is involved in a number of legal proceedings arising from the conduct of its business. The legal proceedings discussed below, whether pending, threatened or unasserted, if decided adversely to or settled by the Company, may result in liabilities material to the Company’s financial condition or results of operations. The Company has recognized provisions with respect to its proceedings, where appropriate, which are reflected in the Company’s consolidated balance sheets. The Company’s policy is to expense attorney fees as incurred.

Pricing Litigation — In October 2006, two customers filed a putative class action against the Company and Ahold. In December 2006, an amended complaint was filed naming a third plaintiff. The complaint focuses on certain pricing practices of the Company in contracts with some of its customers. In February 2007, the Company filed a motion to dismiss the complaint. In August 2007, two additional customers of the Company filed putative class action complaints. These two additional lawsuits are based upon the pricing practices at issue in the case described in the first two sentences of this paragraph. In November 2007, the Judicial Panel on Multidistrict Litigation ordered the transfer of the two subsequently filed lawsuits to the jurisdiction in which the first lawsuit was filed, the U.S. District Court for the District of Connecticut, for consolidated or coordinated proceedings. In June 2008, the Plaintiffs filed their consolidated and amended class action complaint; the Company moved to dismiss this complaint. In August 2009, the Plaintiffs filed a motion for class certification. In December 2009, the court issued a ruling on the Company’s motion to dismiss, dismissing Ahold from the case and also dismissing certain of the plaintiffs’ claims. On November 30, 2011, the court issued its ruling granting the plaintiffs’ motion to certify the class. On April 4, 2012, the U.S. Court of Appeals for the Second Circuit granted the Company’s request to appeal the district court’s decision which granted class certification. The appeal is fully briefed and the parties await a date for oral argument before the appeals court. In the meantime, the case continues through the discovery stage. The Company believes it has meritorious defenses to the remaining claims and continues to vigorously defend against the lawsuit. The Company does not believe at this time that an unfavorable outcome from this matter is probable and, accordingly, no such liability has been recorded. Due to the inherent uncertainty of legal proceedings, it is reasonably possible the Company could suffer a loss as a result of this matter. An estimate of a possible loss or range of loss from this matter cannot be made. However, any potential liability is subject to the Company’s rights of indemnification from Ahold to the extent and as described above.

California 2010 Labor Code Claim — In April 2010, a putative class action complaint was filed against the Company in California alleging the Company failed to meet its obligations under the California Labor Code related to the provision of meals and breaks for certain drivers. The case has been removed to federal court. In December 2011, the parties reached a tentative settlement of all claims, subject to court approval, and the Company recorded a liability of $3 million to reflect the settlement. In September 2012, the court entered final approval of the settlement which the Company paid into the court’s escrow account in October 2012. Our Third Party Administrator is currently processing claims and finalizing payment to the identified class members.

Eagan Multiemployer Pension Withdrawal Liability — In 2008, the Company completed the closure of its Eagan, Minnesota and Fairfield, Ohio divisions and recorded a liability of approximately $40 million for the related multiemployer pension withdrawal liability. In 2010, the Company received formal notice and demand for payment of a $40 million withdrawal liability, which is payable in monthly installments through November 2023. During the third quarter 2011, the Company was assessed an additional $17 million multiemployer pension withdrawal liability for the Eagan facility. The parties have agreed to arbitrate this matter and discovery commenced during the third quarter of 2012. The Company believes it has meritorious defenses against the assessment for the additional pension withdrawal liability and intends to vigorously defend itself against the claim. The Company does not believe, at this time, that a loss from such obligation is probable and, accordingly, no liability has been recorded. However, it is reasonably possible the Company may ultimately be required to pay an amount up to $17 million.

California 2009 Labor Code Claim — In February 2009, a putative class action complaint was filed against the Company in state court in California by a sales representative employed by the Company alleging that the Company has failed to meet its obligations under the California Labor Code with respect to the reimbursement of certain business expenses to the Company’s California-based sales representatives. The complaint sought reimbursement of the business expenses and interest thereon, as well as injunctive relief and attorneys’ fees and costs. In November 2009, the parties reached a tentative settlement of all claims at a court mandated mediation session. In March 2010, the Company paid the $15 million settlement it had recorded in the fourth quarter of 2009 into the court’s escrow account. In June 2010, the court approved the settlement agreement. On July 11, 2011, the Court issued an order closing the case.

Other — In addition to the legal proceedings described above, the Company and its subsidiaries are parties to a number of other legal proceedings arising out of their business operations. The Company believes that the ultimate resolution of these other proceedings will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows. Such other legal proceedings, however, are subject to inherent uncertainties and the outcome of individual matters is not predictable. It is possible that the Company could be required to make expenditures, in excess of established provisions, in amounts that cannot reasonably be estimated. However, the Company believes that the ultimate resolution of these other proceedings will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.